Summary of significant accounting policies, estimates and judgments	6 Months Ended
Apr. 30, 2022
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Summary of significant accounting policies, estimates and judgments

Note 2 Summary of significant accounting policies, estimates and judgments
The Condensed Financial Statements have been prepared using the same accounting policies and methods used in the preparation of our audited 2021 Annual Consolidated Financial Statements. Our significant accounting policies and future changes in accounting policies and disclosures that are not yet effective for us are described in Note 2 of our audited 2021 Annual Consolidated Financial Statements.
Interest Rate Benchmark Reform
As part of the interest rate benchmark reform, the publication of all non-USD London Interbank Offered Rate (LIBOR) settings ceased on December 31, 2021. As at April 30, 2022 and consistent with our transition plan, our exposure to financial instruments referencing non-USD LIBOR interest rates is not material to our financial statements.